SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended
Feb. 19, 2013
Employees [Member]
Subsequent Event [Line Items]
Options granted	90,000
Exercise price	$ 5.08
Vesting period	4 years
Non-employees [Member]
Subsequent Event [Line Items]
Options granted	10,000
Exercise price	$ 5.08
Vesting period	12 months